LICENSE AGREEMENTS (Details Textual)	1 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended								12 Months Ended
	Jan. 07, 2014 USD ($)	Dec. 27, 2013 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Medtronic [Member] USD ($)	Dec. 31, 2014 JHU License Agreement [Member] USD ($)	Dec. 31, 2013 JHU License Agreement [Member] USD ($)	Dec. 31, 2014 Minimum [Member] USD ($)	Dec. 31, 2014 Maximum [Member] USD ($)	Dec. 31, 2014 Maximum [Member] JHU License Agreement [Member] USD ($)	Dec. 31, 2014 Completion of Phase One [Member] USD ($)	Dec. 31, 2013 Completion of Phase One [Member] USD ($)	Dec. 31, 2014 Completion of Phase One [Member] Minimum [Member] USD ($)	Dec. 31, 2014 Obtention of FDA Approval [Member] Maximum [Member] USD ($)	Feb. 27, 2015 Subsequent Event [Member] Exosomes License Agreement [Member] USD ($)	Dec. 31, 2014 Mayo License Agreement [Member]	Dec. 31, 2014 First and Second Anniversary [Member] USD ($)	Dec. 31, 2014 Tenth Anniversary and Thereafter [Member] USD ($)
LICENSE AGREEMENTS [Line Items]
Proceeds From Development Fee	$ 12,500,000	$ 12,500,000
Additional Milestone Payments to be Received Contingent upon Exercise of Options		325,000,000
Common Stock Issued as Additional Consideration for Grant of Certain Rights																	18,000
Range of Milestone Payments, Payable Upon Successful Completion of Certain Phases												100,000	100,000		1,000,000
Accrued Milestone Payments											1,850,000			100,000
Payments for Royalties			20,000															5,000	20,000
Development Milestones									350,000	800,000
Accounts Payable and Accrued Expenses Related Party Current				433,712	423,997		5,000	5,000
Upfront Payment						100,000
Additional Milestone Payable Maximum Amount						7,000,000										190,000
Accrued Royalties				$ 14,181	$ 17,416